Offerings	Nov. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	9,450,000
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 18,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,610.09
Offering Note	(1) Represents the resale of 9,450,000 of the Company's common shares (the "Common Shares") by the selling stockholders named in the prospectus that forms a part of this registration statement on Form F-1 ("Selling Stockholders"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered such indeterminable additional Common Shares as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions, and the resale of such shares of Common Shares. (2) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $2.00, which is the average of the high and low prices of the shares of the Company's Common Shares on November 14, 2025 (a date withing five business days prior to filing) on the NYSE.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of pre-funded warrants
Amount Registered | shares	4,550,000
Proposed Maximum Offering Price per Unit	0.001
Maximum Aggregate Offering Price	$ 4,550.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.63
Offering Note	(3) Represents the issuance by the registrant of 4,550,000 Common Shares that may be issued upon the exercise of pre-funded warrants (the "Pre-Funded Warrants") held by Selling Stockholders. Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminable additional shares of Common Shares as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. (4) Based on the exercise price of the Pre-Funded Warrants of $0.001 per Common Share in accordance with Rule 457(g) under the Securities Act
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of warrants
Amount Registered | shares	14,000,000
Proposed Maximum Offering Price per Unit	3.00
Maximum Aggregate Offering Price	$ 42,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,800.20
Offering Note	(5) Represents the issuance by the registrant of 14,000,000 Common Shares that may be issued upon the exercise of common warrants (the "Common Warrants") held by Selling Stockholders which were issued in connection with the issuance of the Common Shares and Pre-Funded Warrants. Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminable additional shares of Common Shares as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. (6) Based on the exercise price of the Common Warrants of $3.00 per Common Share in accordance with Rule 457(g) under the Securities Act.